Expense Example - Great-West Core Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	36	121	215	489	72	243	430	970